Income Tax Expense (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Expense [Abstract]
Schedule of Tax Rate	Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.
	2026	2025	2024
	US$	US$	US$

Tax recognized in profit or loss
Income tax expense
Current tax	—	—	—
Under provision of tax in prior years	289,094	—	—
	289,094	—	—

Income (loss) before income tax	1,572,448	15,894,755	(3,679,409)
Tax calculated at domestic tax rates applicable to respective profits (2026, 2025 and 2024: 16.5%)	259,454	2,622,635	(607,103)
Effect of non-taxable income	(1,127,680)	(8,324,067)	(1,222,235)
Effect of expenses not deductible for tax purposes	548,391	878,754	332,697
Utilization of tax losses previously not recognized	(726,865)	—	(1,958)
Under provision of tax in prior year	289,094	—	—
Tax effect of tax losses not recognized	1,046,700	4,822,678	1,498,599
Income tax expense	289,094	—	—